CONSOLIDATED INCOME STATEMENTS - EUR (€) € in Millions, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Profit (loss) [abstract]
Net sales	€ 17,180	€ 17,019	€ 36,126
Other revenues	574	674	1,505
Cost of sales	(5,543)	(5,385)	(11,976)
Gross profit	12,211	12,308	25,655
Research and development expenses	(2,692)	(2,972)	(6,018)
Selling and general expenses	(4,607)	(4,835)	(9,883)
Other operating income	281	273	825
Other operating expenses	(693)	(466)	(1,207)
Amortization of intangible assets	(883)	(1,116)	(2,146)
Impairment of intangible assets	(323)	(1,840)	(3,604)
Fair value remeasurement of contingent consideration	54	190	238
Restructuring costs and similar items	(758)	(747)	(1,062)
Other gains and losses, and litigation	136	317	327
Gain on Regeneron investment arising from transaction of May 29, 2020	7,382	0	0
Operating income	10,108	1,112	3,125
Financial expenses	(198)	(244)	(444)
Financial income	31	94	141
Income before tax and investments accounted for using the equity method	9,941	962	2,822
Income tax expense	(994)	(13)	(139)
Share of profit/(loss) from investments accounted for using the equity method	354	116	255
Net income excluding the exchanged/held-for-exchange Animal Health business	9,301	1,065	2,938
Net income/(loss) of the exchanged/held-for-exchange Animal Health business	0	0	(101)
Net income	9,301	1,065	2,837
Net income attributable to non-controlling interests	20	15	31
Net income attributable to equity holders of Sanofi	€ 9,281	€ 1,050	€ 2,806
Average number of shares outstanding (in shares)	1,251.7	1,247.2	1,249.9
Average number of shares after dilution (in shares)	1,258.2	1,254.7	1,257.1
Basic earnings per share (in euros per share)	€ 7.41	€ 0.84	€ 2.24
Basic earnings per share excluding the exchanged/held-for-exchangeAnimal Health business (in euros per share)	7.41	0.84	2.33
Diluted earnings per share (in euros per share)	7.38	0.84	2.23
Diluted earnings per share excluding the exchanged/held-for-exchangeAnimal Health business (in euros per share)	€ 7.38	€ 0.84	€ 2.31